Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life
Automobiles	10 years
Leasehold improvement	Over shorter of the lease term and the remining useful life